Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Operating Segments
The relevant segment reporting as of the indicated dates is as follows:

	Banks	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
Net Income from interest	4,449,538,006	1,064,763,089	52,554,370	(1,218,731)	25,469,218	5,591,105,952
Net fee Income	679,209,081	505,550,239	—	9,790,187	(9,121,838)	1,185,427,669
Net Income from Financial Instruments measured at fair value through Profit or Loss	667,927,836	116,372,679	26,493,668	135,831,072	(5,373,474)	941,251,781
Income from Derecognition of Assets Measured at Amortized Cost	192,923,361	30,006,889	—	—	—	222,930,250
Exchange rate Differences on Foreign Currency	154,015,813	3,269,448	5,956,367	4,869,311	—	168,110,939
Other Operating Income	222,444,239	121,529,473	20,150,305	184,483,099	(18,335,428)	530,271,688
Insurance Business Result	—	—	1,240,686	—	16,162,243	17,402,929
Impairment Charge	(552,254,052)	(384,399,479)	(133,366)	53,190	—	(936,733,707)
Personnel Expenses	(880,374,342)	(186,030,306)	(20,479,726)	(32,983,031)	—	(1,119,867,405)
Administrative Expenses	(568,177,436)	(213,075,224)	(6,950,682)	(31,586,737)	1,150,304	(818,639,775)
Depreciation Expenses	(170,013,872)	(31,829,139)	(305,899)	(2,034,298)	—	(204,183,208)
Other Operating Expenses	(896,427,251)	(285,992,499)	(128,266,917)	(57,342,632)	51,311	(1,367,977,988)
Loss on net monetary position	(2,141,841,291)	(395,832,558)	21,446,570	(73,028,263)	—	(2,589,255,542)
Operating Income	1,156,970,092	344,332,612	(28,294,624)	136,833,167	10,002,336	1,619,843,583
Share of profit from Associates and Joint Ventures	726,094,061	—	—	54,767,774	—	780,861,835
Income before Taxes from Continuing Operations	1,883,064,153	344,332,612	(28,294,624)	191,600,941	10,002,336	2,400,705,418
Income Tax from Continuing Operations	(487,558,153)	(97,277,980)	191,832	(52,236,904)	—	(636,881,205)
Net Income from Continuing Operations	1,395,506,000	247,054,632	(28,102,792)	139,364,037	10,002,336	1,763,824,213
Net Income for the Year	1,395,506,000	247,054,632	(28,102,792)	139,364,037	10,002,336	1,763,824,213
Other Comprehensive Income (Loss)	16,231,396	(471,111)	599,406	(463,716)	—	15,895,975
Total Comprehensive Income Attributable to Parent company´s owners	1,411,748,364	246,583,521	(27,366,619)	138,900,321	10,002,336	1,779,867,923
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(10,968)	—	(136,767)	—	—	(147,735)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
Net Income from interest	3,456,385,118	616,141,626	19,153,066	(568,406)	(6,446,759)	4,084,664,645
Net fee Income	688,723,036	440,335,096	—	9,329,305	(23,811,603)	1,114,575,834
Net Income from Financial Instruments measured at fair value through Profit or Loss	276,206,697	228,952,054	(27,460,660)	158,271,935	11,590,083	647,560,109
Income from Derecognition of Assets Measured at Amortized Cost	100,119,560	(585,067)	—	16,675	—	99,551,168
Exchange rate Differences on Foreign Currency	1,259,248,339	11,665,999	128,711,816	48,643,939	—	1,448,270,093
Other Operating Income	659,215,091	92,810,974	28,267,743	140,005,968	(17,724,980)	902,574,796
Insurance Business Result	—	—	50,227,578	—	35,696,101	85,923,679
Impairment Charge	(297,304,003)	(153,518,811)	2,799	—	—	(450,820,015)
Personnel Expenses	(594,736,406)	(183,643,008)	(30,103,545)	(22,452,225)	—	(830,935,184)
Administrative Expenses	(483,645,198)	(181,408,995)	(16,201,206)	(18,677,424)	1,951,371	(697,981,452)
Depreciation Expenses	(165,780,947)	(28,790,895)	(2,862,537)	(1,820,465)	—	(199,254,844)
Other Operating Expenses	(970,263,128)	(248,292,864)	(84,041,713)	(34,541,164)	3,977	(1,337,134,892)
Loss on net monetary position	(2,893,460,768)	(532,136,133)	(46,004,811)	(118,512,977)	—	(3,590,114,689)
Operating Income	1,034,707,391	61,529,976	19,688,530	159,695,161	1,258,190	1,276,879,248
Share of profit from Associates and Joint Ventures	(4,602,394)	—	11,529,592	—	—	6,927,198
Income before Taxes from Continuing Operations	1,030,104,997	61,529,976	31,218,122	159,695,161	1,258,190	1,283,806,446
Income Tax from Continuing Operations	(367,102,187)	(29,076,807)	(4,323,794)	(86,153,597)	—	(486,656,385)
Net Income from Continuing Operations	663,002,810	32,453,169	26,894,328	73,541,564	1,258,190	797,150,061
Net Income for the Year	663,002,810	32,453,169	26,894,328	73,541,564	1,258,190	797,150,061
Other Comprehensive Income (Loss)	—	1,118,520	469,259	2,059,466	—	3,647,245
Total Comprehensive Income Attributable to Parent company´s owners	663,002,810	33,571,689	27,369,533	75,601,030	1,258,190	800,803,252
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	(5,946)	—	—	(5,946)

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.22
Net Income from interest	568,509,539	495,798,300	70,547,614	3,487,928	(15,453,252)	1,122,890,129
Net fee Income	605,084,081	414,532,798	—	172,125	(21,898,842)	997,890,162
Net Income from Financial Instruments measured at fair value through Profit or Loss	2,358,665,695	98,482,320	(47,636,409)	63,183,549	16,625,615	2,489,320,770
Income from Derecognition of Assets Measured at Amortized Cost	4,521,096	(122,526)	—	—	—	4,398,570
Exchange rate Differences on Foreign Currency	142,457,549	(962,394)	33,286	6,629,679	—	148,158,120
Other Operating Income	365,745,363	84,629,062	12,287,395	99,584,410	(18,982,586)	543,263,644
Insurance Business Result	—	—	58,252,946	—	36,494,077	94,747,023
Impairment Charge	(260,327,859)	(125,748,326)	8,857	—	—	(386,067,328)
Personnel Expenses	(492,122,388)	(179,846,986)	(27,269,106)	(14,117,640)	—	(713,356,120)
Administrative Expenses	(466,598,464)	(164,817,397)	(13,961,404)	(19,074,704)	3,899,648	(660,552,321)
Depreciation Expenses	(163,449,009)	(36,922,416)	(4,120,440)	(751,534)	—	(205,243,399)
Other Operating Expenses	(674,265,795)	(249,439,163)	(173,289)	(13,188,630)	119,949	(936,946,928)
Loss on net monetary position	(1,636,099,393)	(306,305,970)	(14,340,223)	(55,969,106)	—	(2,012,714,692)
Operating Income	352,120,415	29,277,302	33,629,227	69,956,077	804,609	485,787,630
Share of profit from Associates and Joint Ventures	(3,248,641)	—	—	—	—	(3,248,641)
Income before Taxes from Continuing Operations	348,871,774	29,277,302	33,629,227	69,956,077	804,609	482,538,989
Income Tax from Continuing Operations	(46,293,981)	(14,394,219)	(15,839,934)	(48,401,866)	—	(124,930,000)
Net Income from Continuing Operations	302,577,793	14,883,083	17,789,293	21,554,211	804,609	357,608,989
Net Income for the Year	302,577,793	14,883,083	17,789,293	21,554,211	804,609	357,608,989
Other Comprehensive Income (Loss)	(8,312,995)	(103)	(134,453)	1,375,744	—	(7,071,807)
Total Comprehensive Income Attributable to Parent company´s owners	294,264,798	14,882,980	17,654,774	22,929,955	804,609	350,537,116
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	—	—	66	—	—	66

	Banks	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.24
ASSETS
Cash and Due from Banks	7,152,584,709	71,731,758	10,598,910	255,869,731	(167,971,875)	7,322,813,233
Debt Securities at fair value through profit or loss	1,111,058,332	—	460,423,840	77,835,002	(11,390,192)	1,637,926,982
Derivative Financial Instruments	6,109,087	—	—	—	(1,591,184)	4,517,903
Repurchase Transactions	44,280,445	—	—	—	(44,280,445)	—
Other Financial Assets	666,140,739	926,139,233	167,479,145	133,732,808	(8,319,528)	1,885,172,397
Loans and Other Financing	11,982,019,840	3,761,318,495	(36,387,667)	21,867,243	(107,793,940)	15,621,023,971
Other Debt Securities	4,510,859,444	271,909,689	81,893,025	103,486,776	(103,486,774)	4,864,662,160
Financial Assets Pledged as Collateral	1,344,899,784	244,646,808	—	22,070,793	—	1,611,617,385
Current Income Tax Assets	—	—	227,168	—	—	227,168
Investments in Equity Instruments	34,118,336	—	2,702,279	8,872,685	—	45,693,300
Equity Investments in Associates and Joint Ventures	4,438,050	—	—	—	—	4,438,050
Property, Plant and Equipment	996,122,450	74,918,663	6,910,710	2,876,313	—	1,080,828,136
Intangible Assets	287,811,852	19,254,900	19,615,429	3,895,842	—	330,578,023
Deferred Income Tax Assets	241,368,927	84,471,452	104,431,318	12,711,771	—	442,983,468
Insurance Contract Assets	—	—	37,178,393	—	—	37,178,393
Reinsurance Contract Assets	—	—	59,124,372	—	—	59,124,372
Other Non-financial Assets	258,290,562	22,739,637	8,000,735	50,895,889	161	339,926,984
Non-current Assets Held for Sale	15,770,279	—	—	—	—	15,770,279
TOTAL ASSETS	28,655,872,836	5,477,130,635	922,197,657	694,114,853	(444,833,777)	35,304,482,204
LIABILITIES
Deposits	18,867,192,736	1,539,768,480	—	—	(175,833,285)	20,231,127,931
Liabilities at Fair Value Through Profit or Loss	—	—	—	13,155,051	(3,377,836)	9,777,215
Derivative Financial Instruments	5,208,985	4,711,900	—	—	(1,591,186)	8,329,699
Repurchase Transactions	423,095,210	44,280,285	—	—	(44,280,285)	423,095,210
Other Financial Liabilities	1,541,112,074	2,083,512,078	40,510	244,826,176	(1,377,845)	3,868,112,993
Financing Received from the Argentine Central Bank and Other Financial Institutions	89,451,697	493,105,198	—	14	(102,920,095)	479,636,814
Debt Securities	741,855,224	274,570,975	—	90,975,963	(11,390,192)	1,096,011,970
Current Income Tax Liabilities	88,570,236	48,317,801	7,527,724	30,161,916	—	174,577,677
Subordinated Debt Securities	392,404,519	—	—	—	(103,486,774)	288,917,745
Provisions	449,246,841	1,765,984	(24,356,594)	3,921,803	—	430,578,034
Deferred Income Tax Liabilities	124,071,499	—	15,531,263	9,309,171	—	148,911,933
Insurance Contracts Liabilities	—	—	723,274,097	—	(49,430)	723,224,667
Other Non-financial Liabilities	569,332,721	134,123,035	68,348,738	67,549,429	(526,849)	838,827,074
TOTAL LIABILITIES	23,291,541,742	4,624,155,736	790,365,738	459,899,523	(444,833,777)	28,721,128,962

	Bank	Naranja X	Insurance	Other Businesses	Adjustments	Total as of 12.31.23
ASSETS
Cash and Due from Banks	4,547,599,679	46,101,761	10,653,062	192,241,118	(77,844,058)	4,718,751,562
Debt Securities at fair value through profit or loss	1,093,622,323	149,808,349	163,183,001	42,634,978	(33,553,631)	1,415,695,020
Derivative Financial Instruments	83,385,885	15,320,280	—	3,606	(15,275,050)	83,434,721
Repurchase Transactions	2,567,373,230	249,729,527	—	—	(50,550,803)	2,766,551,954
Other Financial Assets	290,179,322	15,434,383	36,609,525	102,197,129	(23,340,781)	421,079,578
Loans and Other Financing	5,276,139,135	2,152,874,933	—	10,269,156	(155,752,818)	7,283,530,406
Other Debt Securities	4,236,269,290	280,108,580	37,939,652	—	—	4,554,317,522
Financial Assets Pledged as Collateral	913,277,501	75,380,200	—	31,647,278	—	1,020,304,979
Current Income Tax Assets	—	—	4,598,769	238,200	—	4,836,969
Investments in Equity Instruments	16,306,797	—	268,329	6,210,284	—	22,785,410
Equity Investments in Associates and Joint Ventures	6,266,081	—	—	—	—	6,266,081
Property, Plant and Equipment	745,997,784	77,062,237	15,195,335	1,662,707	—	839,918,063
Intangible Assets	243,185,623	20,762,421	23,415,629	4,891,473	—	292,255,146
Deferred Income Tax Assets	308,816,639	69,459,050	66,439,567	3,907,659	—	448,622,915
Insurance Contract Assets	—	—	23,220,782	—	—	23,220,782
Reinsurance Contract Assets	—	—	67,655,158	—	—	67,655,158
Other Non-financial Assets	132,746,238	16,812,735	5,670,709	28,583,694	(19)	183,813,357
Non-current Assets Held for Sale	177,129	—	—	—	—	177,129
TOTAL ASSETS	20,461,342,656	3,168,854,456	454,849,518	424,487,282	(356,317,160)	24,153,216,752
LIABILITIES
Deposits	13,109,649,899	486,071,011	—	14,583	(101,171,463)	13,494,564,030
Liabilities at Fair Value Through Profit or Loss	116,994,621	—	—	—	—	116,994,621
Derivative Financial Instruments	44,210,390	—	—	—	(15,275,050)	28,935,340
Repurchase transactions	55,196,186	50,550,803	—	—	(50,550,803)	55,196,186
Other Financial Liabilities	1,574,827,396	1,262,186,719	—	191,406,857	(17,964,385)	3,010,456,587
Financing Received from the Argentine Central Bank and Other Financial Institutions	102,885,024	358,517,987	—	1,294,999	(136,128,556)	326,569,454
Debt Securities	36,732,499	210,882,335	—	—	(28,413,073)	219,201,761
Current Income Tax Liabilities	558,207,480	23,515,158	21,134,848	41,162,892	—	644,020,378
Subordinated Debt Securities	491,258,870	—	—	—	(5,140,558)	486,118,312
Provisions	40,909,421	5,129,957	1,924,123	238,498	—	48,201,999
Deferred Income Tax Liabilities	—	—	30,622,427	10,409,761	—	41,032,188
Insurance Contracts Liabilities	—	—	249,911,215	—	(9,745)	249,901,470
Reinsurance Contracts Liabilities	—	—	5,115,361	—	—	5,115,361
Other Non-financial Liabilities	445,963,310	119,920,979	65,974,713	27,463,792	(1,663,527)	657,659,267
TOTAL LIABILITIES	16,576,835,096	2,516,774,949	374,682,687	271,991,382	(356,317,160)	19,383,966,954
The information by geographic segments as of the indicated dates is presented below:

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
Net Income from interest	5,565,636,734	—	25,469,218	5,591,105,952
Net fee Income	1,198,378,366	(3,828,859)	(9,121,838)	1,185,427,669
Net Income from Financial Instruments measured at fair value through Profit or Loss	942,723,083	3,902,172	(5,373,474)	941,251,781
Income from Derecognition of Assets Measured at Amortized Cost	222,930,250	—	—	222,930,250
Exchange rate Differences on Foreign Currency	167,735,307	375,632	—	168,110,939
Other Operating Income	546,016,966	2,590,150	(18,335,428)	530,271,688
Insurance Business Result	1,240,686	—	16,162,243	17,402,929
Impairment Charge	(936,733,707)	—	—	(936,733,707)
Personnel Expenses	(1,118,546,320)	(1,321,085)	—	(1,119,867,405)
Administrative Expenses	(818,827,426)	(962,653)	1,150,304	(818,639,775)
Depreciation Expenses	(204,085,459)	(97,749)	—	(204,183,208)
Other Operating Expenses	(1,368,029,299)	—	51,311	(1,367,977,988)
Loss on net monetary position	(2,588,771,586)	(483,956)	—	(2,589,255,542)
Operating Income	1,609,667,595	173,652	10,002,336	1,619,843,583
Share of profit from Associates and Joint Ventures	780,861,835	—	—	780,861,835
Income before Taxes from Continuing Operations	2,390,529,430	173,652	10,002,336	2,400,705,418
Income Tax from Continuing Operations	(636,881,205)	—	—	(636,881,205)
Net Income from Continuing Operations	1,753,648,225	173,652	10,002,336	1,763,824,213
Net Income for the Year	1,753,648,225	173,652	10,002,336	1,763,824,213
Other Comprehensive Income (Loss)	16,086,982	(191,007)	—	15,895,975
Total Comprehensive Income Attributable to Parent company´s owners	1,769,882,942	(17,355)	10,002,336	1,779,867,923
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(147,735)	—	—	(147,735)

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Net Income from interest	4,091,111,404	—	(6,446,759)	4,084,664,645
Net fee Income	1,139,696,141	(1,308,704)	(23,811,603)	1,114,575,834
Net Income from Financial Instruments measured at fair value through Profit or Loss	635,058,805	911,221	11,590,083	647,560,109
Income from Derecognition of Assets Measured at Amortized Cost	99,551,168	—	—	99,551,168
Exchange rate Differences on Foreign Currency	1,447,892,535	377,558	—	1,448,270,093
Other Operating Income	919,669,817	629,959	(17,724,980)	902,574,796
Insurance Business Result	50,227,578	—	35,696,101	85,923,679
Impairment Charge	(450,820,015)	—	—	(450,820,015)
Personnel Expenses	(830,053,968)	(881,216)	—	(830,935,184)
Administrative Expenses	(698,646,608)	(1,286,215)	1,951,371	(697,981,452)
Depreciation Expenses	(199,233,528)	(21,316)	—	(199,254,844)
Other Operating Expenses	(1,337,131,708)	(7,161)	3,977	(1,337,134,892)
Loss on net monetary position	(3,588,759,079)	(1,355,610)	—	(3,590,114,689)
Operating Income	1,278,562,542	(2,941,484)	1,258,190	1,276,879,248
Share of profit from Associates and Joint Ventures	6,927,198	—	—	6,927,198
Income before Taxes from Continuing Operations	1,285,489,740	(2,941,484)	1,258,190	1,283,806,446
Income Tax from Continuing Operations	(486,656,385)	—	—	(486,656,385)
Net Income from Continuing Operations	798,833,355	(2,941,484)	1,258,190	797,150,061
Net Income for the Year	798,833,355	(2,941,484)	1,258,190	797,150,061
Other Comprehensive Income (Loss)	1,586,824	2,060,421	—	3,647,245
Total Comprehensive Income Attributable to Parent company´s owners	800,426,125	(881,063)	1,258,190	800,803,252
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests	(5,946)	—	—	(5,946)

	Argentina	Uruguay	Adjustments	Total as of 12.31.24
ASSETS
Cash and Due from Banks	7,489,396,336	1,388,772	(167,971,875)	7,322,813,233
Debt Securities at fair value through profit or loss	1,648,862,206	454,968	(11,390,192)	1,637,926,982
Derivative Financial Instruments	6,109,087	—	(1,591,184)	4,517,903
Repurchase Transactions	44,280,445	—	(44,280,445)	—
Other Financial Assets	1,893,491,925	—	(8,319,528)	1,885,172,397
Loans and Other Financing	15,728,758,127	59,784	(107,793,940)	15,621,023,971
Other Debt Securities	4,968,148,934	—	(103,486,774)	4,864,662,160
Financial Assets Pledged as Collateral	1,610,543,185	1,074,200	—	1,611,617,385
Current Income Tax Assets	227,168	—	—	227,168
Investments in Equity Instruments	45,693,300	—	—	45,693,300
Equity Investments in Associates and Joint Ventures	4,438,050	—	—	4,438,050
Property, Plant and Equipment	1,080,475,728	352,408	—	1,080,828,136
Intangible Assets	330,578,023	—	—	330,578,023
Deferred Income Tax Assets	442,983,468	—	—	442,983,468
Insurance Contract Assets	37,178,393	—	—	37,178,393
Reinsurance Contract Assets	59,124,372	—	—	59,124,372
Other Non-financial Assets	339,914,280	12,543	161	339,926,984
Non-current Assets Held for Sale	15,770,279	—	—	15,770,279
TOTAL ASSETS	35,745,973,306	3,342,675	(444,833,777)	35,304,482,204
LIABILITIES
Deposits	20,406,961,216	—	(175,833,285)	20,231,127,931
Liabilities at Fair Value Through Profit or Loss	13,155,051	—	(3,377,836)	9,777,215
Derivative Financial Instruments	9,920,885	—	(1,591,186)	8,329,699
Repurchase Transactions	467,375,495	—	(44,280,285)	423,095,210
Other Financial Liabilities	3,869,086,471	404,367	(1,377,845)	3,868,112,993
Financing Received from the Argentine Central Bank and Other Financial Institutions	582,556,909	—	(102,920,095)	479,636,814
Debt Securities	1,107,402,162	—	(11,390,192)	1,096,011,970
Current Income Tax Liabilities	174,577,677	—	—	174,577,677
Subordinated Debt Securities	392,404,519	—	(103,486,774)	288,917,745
Provisions	430,578,034	—	—	430,578,034
Deferred Income Tax Liabilities	148,911,933	—	—	148,911,933
Insurance Contracts Liabilities	723,274,097	—	(49,430)	723,224,667
Other Non-financial Liabilities	838,052,495	1,301,428	(526,849)	838,827,074
TOTAL LIABILITIES	29,164,256,944	1,705,795	(444,833,777)	28,721,128,962

	Argentina	Uruguay	Adjustments	Total as of 12.31.23
Cash and Due from Banks	4,794,569,944	2,025,676	(77,844,058)	4,718,751,562
Debt Securities at fair value through profit or loss	1,449,248,651	—	(33,553,631)	1,415,695,020
Derivative Financial Instruments	98,706,165	3,606	(15,275,050)	83,434,721
Repurchase Transactions	2,817,102,757	—	(50,550,803)	2,766,551,954
Other Financial Assets	444,420,359	—	(23,340,781)	421,079,578
Loans and Other Financing	7,439,258,551	24,673	(155,752,818)	7,283,530,406
Other Debt Securities	4,554,317,522	—	—	4,554,317,522
Financial Assets Pledged as Collateral	1,018,739,766	1,565,213	—	1,020,304,979
Current Income Tax Assets	4,836,969	—	—	4,836,969
Investments in Equity Instruments	22,785,410	—	—	22,785,410
Equity Investments in Associates and Joint Ventures	6,266,081	—	—	6,266,081
Property, Plant and Equipment	839,284,903	633,160	—	839,918,063
Intangible Assets	292,253,195	1,951	—	292,255,146
Deferred Income Tax Assets	448,622,915	—	—	448,622,915
Insurance Contract Assets	23,220,782	—	—	23,220,782
Reinsurance Contract Assets	67,655,158	—	—	67,655,158
Other Non-financial Assets	183,789,409	23,967	(19)	183,813,357
Non-current Assets Held for Sale	177,129	—	—	177,129
TOTAL ASSETS	24,505,255,666	4,278,246	(356,317,160)	24,153,216,752
Deposits	13,595,735,493	—	(101,171,463)	13,494,564,030
Liabilities at Fair Value Through Profit or Loss	116,994,621	—	—	116,994,621
Derivative Financial Instruments	44,210,390	—	(15,275,050)	28,935,340
Repurchase Transactions	105,746,989	—	(50,550,803)	55,196,186
Other Financial Liabilities	3,027,804,177	616,795	(17,964,385)	3,010,456,587
Financing Received from the Argentine Central Bank and Other Financial Institutions	462,698,010	—	(136,128,556)	326,569,454
Debt Securities	247,614,834	—	(28,413,073)	219,201,761
Current Income Tax Liabilities	644,020,378	—	—	644,020,378
Subordinated Debt Securities	491,258,870	—	(5,140,558)	486,118,312
Provisions	48,201,999	—	—	48,201,999
Deferred Income Tax Liabilities	41,032,188	—	—	41,032,188
Insurance Contracts Liabilities	249,911,215	—	(9,745)	249,901,470
Reinsurance Contracts Liabilities	5,115,361	—	—	5,115,361
Other Non-financial Liabilities	657,319,710	2,003,084	(1,663,527)	657,659,267
TOTAL LIABILITIES	19,737,664,235	2,619,879	(356,317,160)	19,383,966,954